NET INTEREST INCOME	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
NET INTEREST INCOME	3. NET INTEREST INCOME
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	9,290	8,767	5,774
Loans and advances to banks	1,523	1,751	618
Reverse repurchase agreements – non-trading	987	626	149
Other	639	473	167
Total interest and similar income(1)	12,439	11,617	6,708
Interest expense and similar charges:
Deposits by customers	(4,276)	(3,230)	(905)
Deposits by banks	(839)	(1,165)	(496)
Repurchase agreements – non-trading	(644)	(538)	(120)
Debt securities in issue	(2,171)	(1,852)	(650)
Subordinated liabilities	(193)	(169)	(108)
Other	(4)	(5)	(4)
Total interest expense and similar charges(2)	(8,127)	(6,959)	(2,283)
Net interest income	4,312	4,658	4,425
(1)Includes £296m (2023: £230m, 2022: £87m) of interest income on financial assets at FVOCI.
(2)Includes £762m (2023: £706m, 2022: £6m) of interest expense on the effective part of derivatives hedging debt issuances and £3m (2023: £3m, 2022: £3m) of interest expense on lease liabilities.